Trade Receivables and Unbilled Revenue, Net - Movement in Allowances for Expected Credit Losses (ECL) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial assets [line items]
Balance at the beginning of the year	$ 1,945
Balance at the end of the year	1,388	$ 1,945
Allowances for expected credit losses [member]
Disclosure of financial assets [line items]
Balance at the beginning of the year	1,945	2,398	$ 2,624
Charged to consolidated statement of income	1,080	439	1,504
Write-offs, net of collections	(1,063)	(402)	(1,308)
Reversals	(589)	(293)	(397)
Translation adjustment	15	(197)	(25)
Balance at the end of the year	$ 1,388	$ 1,945	$ 2,398